Investment and Mortgage-Backed Securities, Available for Sale (Schedule of Temporarily Impaired Securities, Fair Value and Unrealized losses) (Details)	Dec. 31, 2018 USD ($) security	Dec. 31, 2017 USD ($) security
Debt Securities, Available-for-sale [Line Items]
Investment Securities, Available For Sale	$ 386,255,837	$ 384,973,906
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	386,296,513	380,374,568
Debt Securities, Available-for-sale, Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	110,635,528	100,967,638
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	117,609,243	33,529,120
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	228,244,771	134,496,758
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	889,535	811,332
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	2,328,158	429,858
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses	$ 3,217,693	$ 1,241,190
Number of individual securities available for sale that are in unrealized continuous loss positions for twelve months or more | security	92	30
Percent of unrealized losses for securities in a continuous loss position for 12 months or more	72.40%	34.60%
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	$ 29,700,000	$ 26,900,000
GNMA Mortgage-Backed Securities
Debt Securities, Available-for-sale [Line Items]
Investment Securities, Available For Sale	80,200,000	102,100,000
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	80,400,000	101,300,000
SBA Bonds [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	125,777,016	123,324,802
Debt Securities, Available-for-sale, Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	59,496,936	24,433,422
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	25,054,861	5,588,532
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	84,551,797	30,021,954
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	479,955	151,459
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	410,882	38,059
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses	890,837	189,518
Tax Exempt Municipal Bonds
Debt Securities, Available-for-sale, Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	4,585,849	4,406,162
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	9,626,613	4,328,229
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	14,212,462	8,734,391
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	91,281	13,852
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	238,488	42,999
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses	329,769	56,851
MBS
Debt Securities, Available-for-sale [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	185,291,038	186,732,705
Debt Securities, Available-for-sale, Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	38,168,598	62,574,910
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	81,947,249	23,612,359
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	120,115,847	86,187,269
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	249,050	624,772
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	1,654,869	348,800
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses	1,903,919	973,572
Equity Securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	155,000	155,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Debt Securities, Available-for-sale [Line Items]
Investment Securities, Available For Sale	$ 386,255,837	$ 384,973,906